Post-Employment Benefits - Summary of Present Value of the Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	kr 83,691	kr 113,543
Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	79,536	109,204
Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	4,155	4,339
Sweden [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	50,441	58,754
Sweden [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	50,441	58,754
Sweden [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	0
US [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	5,365	18,463
US [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	4,812	17,805
US [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	553	658
United Kingdom [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	9,866	17,071
United Kingdom [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	9,866	17,071
United Kingdom [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	0
Other Countries [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	18,019	19,255
Other Countries [member] | Of which partially or fully funded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	14,417	15,574
Other Countries [member] | Of which unfunded [member]
Present Value Of Defined Benefit Obligation [Line Items]
Defined benefit obligation (DBO)	kr 3,602	kr 3,681